UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7734

Hallmark Equity Series Trust
(Exact name of registrant as specified in charter)

Hallmark Equity Series Trust 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Christina Massaro The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	March 31st

Date of reporting period:	Quarter ended June 30, 2007

Item 1.                                   Schedule of Investments

HALLMARK EQUITY SERIES TRUST- SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS – JUNE 30, 2007

Shares		Value
	COMMON STOCKS – 97.2%

	BUSINESS SERVICES – 7.8%
41,000	Geo Group, (The) Inc.*	$1,193,100
25,600	Heartland Payment Systems, Inc.	750,848
48,700	Rainmaker Systems, Inc.*	346,257
		2,290,205
	CAPITAL GOODS – 4.9%
50,900	Hexcel Corp.*	1,072,463
15,600	Orbotech, Ltd.*	348,192
		1,420,655
	CONSUMER NON-DURABLES – 8.2%
66,800	Activision, Inc.*	1,247,156
41,700	Quiksilver, Inc.*	589,221
18,500	THQ Inc.*	564,620
		2,400,997
	CONSUMER SERVICES – 9.6%
35,150	Coldwater Creek, Inc.*	816,535
21,000	J. Crew Group, Inc.*	1,135,890
23,000	Zumiez Inc.*	868,940
		2,821,365
	ENERGY – 8.9%
11,850	Newfield Exploration Co.*	539,768
32,200	Tesco Corp.*	1,015,910
17,599	XTO Energy, Inc.	1,057,700
		2,613,378
	FINANCIAL SERVICES – 4.0%
45,900	Bottomline Technologies, Inc.*	566,865
24,100	Brown & Brown, Inc.	605,874
		1,172,739
	HEALTHCARE - BIOTECHNOLOGY/PHARMACEUTICAL - 2.7%
11,800	Alkermes, Inc.*	172,280
25,000	PDL BioPharma, Inc.*	582,500
		754,780
	HEALTHCARE - DEVICES/DIAGNOSTIC - 7.1%
10,400	Gen-Probe Inc.*	628,368
12,600	Kyphon, Inc.*	606,690
17,300	Orthofix International N.V.*	777,981
		2,013,039
	HEALTHCARE - PHARMACEUTICAL BENEFIT MANAGEMENT - 3.5%
33,500	HealthExtras, Inc.*	990,930
	HEALTHCARE - SERVICES – 9.8%
16,500	Healthways, Inc.*	781,605
26,300	Matria Healthcare, Inc.*	796,364
34,500	Option Care, Inc.	531,300
38,900	Trizetto Group, (The) Inc.*	753,104
		2,862,373
	HEALTHCARE - SPECIALTY DISTRIBUTORS - 4.7%
146,571	Bioscrip, Inc.*	703,541
34,800	PSS World Medical, Inc.*	634,056
		1,337,597
	HOME BUILDING - 1.5%
13,433	Perini Corp.*	826,532
	HUMAN RESOURCES – 0.7%
20,200	On Assignment, Inc.*	216,544

Shares			Value
	COMMON STOCKS – 97.2%

	TECHNOLOGY - DESKTOP/OTHER SOFTWARE - 1.1%
9,000	Avid Technology, Inc.*		318,150
	TECHNOLOGY - ENTERPRISE SOFTWARE - 7.5%
28,800	BEA Systems, Inc.*		394,272
23,600	Business Objects S.A. Sponsored ADR*		916,624
66,600	Captaris, Inc.*		340,992
31,800	Phase Forward Inc.*		535,194
			2,187,082
	TECHNOLOGY - HARDWARE - 2.2%
29,900	Daktronics, Inc.		642,252
	TECHNOLOGY - SEMICONDUCTOR - CAPITAL EQUIPMENT - 7.2%
25,100	ATMI, Inc.*		753,000
39,700	Brooks Automation, Inc.*		720,555
80,700	Mattson Technology, Inc.*		782,790
			2,256,345
	TECHNOLOGY - SEMICONDUCTORS & COMPONENTS - 2.8%
77,300	O2Micro International Ltd ADR*		856,097
	TELECOMMUNICATIONS/COMMUNICATIONS - 3.0%
55,600	Symmetricom, Inc.*		467,040

	Total Investments (Cost $19,919,165)	97.2%	28,448,100
	Other Assets less Liabilities	2.8	821,617
	Net Assets	100.0%	$29,269,717

Value of investments are shown as a percentage of net assets.

*  Non-income producing security.

ADR - American Depository Receipt.

Item 2.                                   Controls and Procedures

(a)                                  It is the conclusion of the registrant’s principal executive officers and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)                                 The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.                                   Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hallmark Equity Series Trust

By (Signature and Title)	/s/	/s/
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date:                    August 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/	/s/
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/
Patrick Farrell
Chief Financial Officer

Date:                    August 17, 2007